Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Growth Fund
Class Name	Class A
Trading Symbol	PNSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$58	1.11%
[1]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%
Net Assets	$ 2,820,826,156
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,820,826,156
Total Number of Portfolio Holdings	99
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Growth Fund
Class Name	Class C
Trading Symbol	PNSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$97	1.87%
[3]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.87%
Net Assets	$ 2,820,826,156
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,820,826,156
Total Number of Portfolio Holdings	99
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Growth Fund
Class Name	Class R
Trading Symbol	PSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$71	1.37%
[5],[6]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.37%
Net Assets	$ 2,820,826,156
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,820,826,156
Total Number of Portfolio Holdings	99
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[7]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	PLKGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$38	0.73%
[8],[9]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 2,820,826,156
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,820,826,156
Total Number of Portfolio Holdings	99
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	PSYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$45	0.86%
[11]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 2,820,826,156
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,820,826,156
Total Number of Portfolio Holdings	99
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
†	Annualized.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[9]
†	Annualized.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.